Segments - Summary of Recognized Contract Liabilities from Contract with Customers (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current contract liabilities [abstract]
Contract liabilities - current	$ 1,869,172	$ 1,735,806